Prepayments and other current assets	6 Months Ended
Jun. 30, 2025
Prepaid Expense and Other Assets, Current [Abstract]
Prepayments and other current assets	Prepayments and other current assets
Prepayments and other current assets consisted of the following:

	As of December 31,	As of June 30,
	2024	2025
Prepayments to suppliers	22,849	15,916
Receivables from partial sale of equity interest in SiEngine	17,947	—
Contract cost assets	9,525	4,654
Others	11,210	10,700
Prepayments and other current assets	61,531	31,270

No provision was made for impairment of prepayments and other current assets as of December 31, 2024 and June 30, 2025.